Interim consolidated statement of changes in equity - unaudited - GBP (£) £ in Thousands	Share capital	Share premium	Treasury shares	Merger reserve	Hedging reserve	Retained earnings	Total
Balance at beginning of the period at Jun. 30, 2022	£ 53	£ 68,822	£ (21,305)	£ 249,030	£ 950	£ (170,042)	£ 127,508
Loss for the period						(20,210)	(20,210)
Cash flow hedges					1,718		1,718
Tax (expense)/credit relating to movements on hedges					(419)		(419)
Total comprehensive income/(loss) for the period					1,299	(20,210)	(18,911)
Equity-settled share-based payments						1,155	1,155
Balance at end of the period at Dec. 31, 2022	53	68,822	(21,305)	249,030	2,249	(189,097)	109,752
Loss for the period						(8,468)	(8,468)
Cash flow hedges					2,352		2,352
Tax (expense)/credit relating to movements on hedges					(599)		(599)
Total comprehensive income/(loss) for the period					1,753	(8,468)	(6,715)
Equity-settled share-based payments						598	598
Deferred tax credit relating to share-based payments						315	315
Balance at end of the period at Jun. 30, 2023	53	68,822	(21,305)	249,030	4,002	(196,652)	103,950
Loss for the period						(5,383)	(5,383)
Cash flow hedges					(5,369)		(5,369)
Tax (expense)/credit relating to movements on hedges					1,342		1,342
Total comprehensive income/(loss) for the period					(4,027)	(5,383)	(9,410)
Equity-settled share-based payments						1,477	1,477
Balance at end of the period at Dec. 31, 2023	£ 53	£ 68,822	£ (21,305)	£ 249,030	£ (25)	£ (200,558)	£ 96,017